VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Security—1.7%
U.S. Treasury Note 2.250%, 12/31/23(1)	$ 2,750	$ 2,735
Total U.S. Government Security (Identified Cost $2,736)		2,735

Convertible Bonds and Notes—55.4%
Auto Manufacturers—7.0%
NIO, Inc. 0.000%, 2/1/26(1)(2)	11,800	11,487
Biotechnology—3.3%
Insmed, Inc. 1.750%, 1/15/25(1)	5,500	5,423
Commercial Services—5.6%
Block, Inc. 0.125%, 3/1/25(1)	10,000	9,210
Internet—9.2%
PDD Holdings, Inc. 0.000%, 12/1/25(2)	7,000	6,961
Wayfair, Inc. 1.125%, 11/1/24(1)	8,850	8,247
		15,208

Mortgage Real Estate Investment Trusts (REITs)—2.9%
Redwood Trust, Inc. 5.625%, 7/15/24(1)	5,000	4,850
Pharmaceuticals—2.9%
Jazz Investments I Ltd. 1.500%, 8/15/24(1)	5,000	4,810
Software—21.6%
Alteryx, Inc. 0.500%, 8/1/24(1)	7,000	6,650
Everbridge, Inc. 0.125%, 12/15/24(1)	4,000	3,680
i3 Verticals LLC 1.000%, 2/15/25(1)	9,000	8,218
LivePerson, Inc. 0.750%, 3/1/24(1)	3,500	3,343
PROS Holdings, Inc. 1.000%, 5/15/24(1)	4,000	3,868
RingCentral, Inc. 0.000%, 3/1/25(1)(2)	10,660	9,701
		35,460

Transportation—2.9%
Air Transport Services Group, Inc. 1.125%, 10/15/24	5,000	4,694
Total Convertible Bonds and Notes (Identified Cost $94,118)		91,142

	Par Value	Value

Corporate Bonds and Notes—45.7%
Aerospace & Defense—2.5%
Howmet Aerospace, Inc. 5.125%, 10/1/24(1)	$ 4,108	$ 4,059
Auto Manufacturers—3.8%
Ford Motor Credit Co. LLC 4.063%, 11/1/24(1)	6,500	6,328
Computers—3.6%
Seagate HDD Cayman 4.750%, 1/1/25(1)	6,000	5,869
Containers & Packaging—1.5%
Owens-Brockway Glass Container, Inc. 144A 5.375%, 1/15/25(3)	2,610	2,562
Entertainment—10.1%
International Game Technology plc 144A 6.500%, 2/15/25(1)(3)	6,500	6,457
Live Nation Entertainment, Inc. 144A 4.875%, 11/1/24(1)(3)	6,500	6,362
Six Flags Entertainment Corp. 144A 4.875%, 7/31/24(3)	4,000	3,872
		16,691

Financial Services—5.1%
Navient Corp. 5.875%, 10/25/24(1)	4,000	3,906
OneMain Finance Corp. 6.125%, 3/15/24(1)	4,502	4,490
		8,396

Hotel & Resort REITs—2.9%
Service Properties Trust 4.350%, 10/1/24(1)	4,920	4,716
Leisure Time—2.9%
NCL Corp., Ltd. 144A 3.625%, 12/15/24(1)(3)	5,000	4,730
Lodging—4.9%
Wynn Las Vegas LLC 144A 5.500%, 3/1/25(1)(3)	8,250	8,100
Media—2.4%
DISH DBS Corp. 5.875%, 11/15/24(1)	4,285	3,931
Oil, Gas & Consumable Fuels—2.2%
Occidental Petroleum Corp. 6.950%, 7/1/24(1)	3,600	3,615
See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Passenger Airlines—3.8%
Delta Air Lines, Inc. 2.900%, 10/28/24(1)	$ 6,500	$ 6,238
Total Corporate Bonds and Notes (Identified Cost $77,075)		75,235

Leveraged Loans—33.3%
Advertising—0.6%
Advantage Sales & Marketing, Inc. Tranche B-1 (3 month Term SOFR + 4.762%) 10.176%, 10/28/27 (4)	972	918
Automotive Parts & Equipment—0.4%
Adient U.S. LLC Tranche B-1 (1 month Term SOFR + 3.364%) 8.689%, 4/10/28 (4)	635	634
Chemicals—0.6%
Ecovyst Catalyst Technologies LLC (3 month Term SOFR + 2.600%) 7.983%, 6/9/28 (4)	975	968
Commercial Services—2.6%
Allied Universal Holdco LLC (1 month Term SOFR + 3.850%) 9.174%, 5/12/28 (4)	980	929
Avis Budget Car Rental LLC Tranche B (1 month Term SOFR + 1.864%) 7.189%, 8/6/27 (4)	990	982
Hertz Corp. (The)
Tranche B (1 month Term SOFR + 3.364%) 8.691%, 6/30/28 (4)	1,239	1,227
Tranche C (1 month Term SOFR + 3.364%) 8.691%, 6/30/28 (4)	239	237
WEX, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.689%, 3/31/28 (4)	975	974
		4,349

Computers—1.9%
Conduent Business Services LLC Tranche B (1 month Term SOFR + 4.364%) 9.689%, 10/16/28 (4)	983	976
KBR, Inc. Tranche B (1 month Term SOFR + 2.864%) 8.189%, 2/5/27 (4)	990	991
McAfee Corp. Tranche B-1 (1 month Term SOFR + 3.850%) 9.165%, 3/1/29 (4)	1,185	1,131
		3,098

Containers & Packaging—0.9%
Pactiv Evergreen Group Holdings, Inc. Tranche B-3 (1 month Term SOFR + 3.364%) 8.689%, 9/25/28 (4)	1,472	1,464
Electric Utilities—0.6%
PG&E Corp. Tranche B (1 month Term SOFR + 3.114%) 8.439%, 6/23/25 (4)	995	992
	Par Value	Value

Electronic Equipment, Instruments & Components—0.8%
Energizer Holdings, Inc. (1 month Term SOFR + 2.364%) 7.703%, 12/22/27 (4)	$ 1,395	$ 1,389
Electronics—0.6%
II-VI, Inc. Tranche B (1 month Term SOFR + 2.864%) 8.189%, 7/2/29 (4)	914	911
Entertainment—2.9%
AMC Entertainment Holdings, Inc. Tranche B-1 (1 month Term SOFR + 3.114%) 8.447%, 4/22/26 (4)	955	779
Penn National Gaming, Inc. Tranche B (1 month Term SOFR + 2.850%) 8.174%, 5/3/29 (4)	1,491	1,488
SeaWorld Parks & Entertainment, Inc. Tranche B (1 month Term SOFR + 3.114%) 8.439%, 8/25/28 (4)	990	987
Stars Group Holdings B.V. 2021 (3 month Term SOFR + 2.512%) 7.902%, 7/21/26 (4)	1,598	1,596
		4,850

Environmental Services—0.5%
GFL Environmental, Inc. 2023 (3 month Term SOFR + 2.500%) 7.912%, 5/31/27 (4)	842	841
Food & Beverage—0.6%
U.S. Foods, Inc. 2021, Tranche B (1 month Term SOFR + 2.614%) 7.939%, 11/22/28 (4)	912	914
Food Service—0.9%
Aramark Services, Inc. Tranche B-5 (1 month Term SOFR + 2.614%) 7.939%, 4/6/28 (4)	1,500	1,497
Healthcare-Services—0.9%
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.324%, 3/8/27 (4)	1,496	1,490
Internet—0.6%
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 2.500%) 7.824%, 11/9/29 (4)	993	993
Leisure Time—1.2%
Carnival Corp. 2021, Tranche B (1 month Term SOFR + 3.364%) 8.689%, 10/18/28 (4)	985	966
Topgolf Callaway Brands Corp. (1 month Term SOFR + 3.600%) 8.924%, 3/15/30 (4)	995	989
		1,955

See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Par Value	Value

Lodging—0.7%
Hilton Grand Vacations Borrower LLC (1 month Term SOFR + 2.864%) 8.189%, 8/2/28 (4)	$ 1,225	$ 1,224
Machinery-Diversified—1.0%
Gardner Denver, Inc. Tranche B-1 (1 month Term SOFR + 1.850%) 7.174%, 3/1/27 (4)	1,569	1,570
Media—2.9%
Charter Communications Operating LLC Tranche B-2 (1-3 month LIBOR + 1.750%) 7.074% - 7.133%, 2/1/27 (4)	977	975
DIRECTV Financing LLC (1 month Term SOFR + 5.114%) 10.439%, 8/2/27 (4)	820	797
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.939%, 9/18/26 (4)	774	774
Sinclair Television Group, Inc. Tranche B-3 (1 month Term SOFR + 3.114%) 8.439%, 4/1/28 (4)	1,222	854
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.949%, 1/31/28 (4)	1,500	1,456
		4,856

Metal Fabricate/Hardware—0.4%
Advanced Drainage Systems, Inc. (1 month Term SOFR + 2.350%) 7.665%, 7/31/26 (4)	603	607
Miscellaneous Manufacturing—0.9%
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.924%, 3/31/27 (4)	1,484	1,480
Oil, Gas & Consumable Fuels—0.1%
Lealand Finance Co. B.V. (1 month Term SOFR + 4.114%) 9.439%, 6/30/25 (4)	178	94
Passenger Airlines—0.8%
American Airlines, Inc. (3 month Term SOFR + 5.012%) 10.427%, 4/20/28 (4)	900	911
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.166%, 10/20/27 (4)	400	409
		1,320

Pharmaceuticals—0.8%
Organon & Co. (1 month Term SOFR + 3.114%) 8.450%, 6/2/28 (4)	1,318	1,314
Retail—3.3%
Academy Ltd. (1 month Term SOFR + 3.864%) 9.179%, 11/5/27 (4)	647	646
Burlington Coat Factory Warehouse Corp. Tranche B-6 (1 month Term SOFR + 2.114%) 7.439%, 6/24/28 (4)	1,334	1,332
	Par Value	Value

Retail—continued
Ciena Corp. 2023 (1 month Term SOFR + 2.100%) 7.430%, 10/24/30 (4)	$ 977	$ 976
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 8.902%, 3/3/28 (4)	1,107	1,081
Restoration Hardware, Inc. (1 month Term SOFR + 2.614%) 7.939%, 10/20/28 (4)	1,470	1,371
		5,406

Semiconductors—1.5%
Cohu, Inc. Tranche B (3 month Term SOFR + 3.428%) 8.881%, 10/1/25 (4)	191	190
Entegris, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.890%, 7/6/29 (4)	815	815
MKS Instruments, Inc. 2023, Tranche B (1 month Term SOFR + 2.500%) 7.819%, 8/17/29 (4)	1,496	1,482
		2,487

Software—3.2%
Applovin Corp. (1 month Term SOFR + 3.100%) 8.424%, 8/14/30 (4)	1,500	1,494
BMC Software 2021 (1 month Term SOFR + 3.864%) 9.189%, 10/2/25 (4)	857	856
Camelot U.S. Acquisition I Co. (1 month Term SOFR + 3.114%) 8.439%, 10/30/26 (4)	997	995
Ceridian HCM Holding, Inc. (1 month Term SOFR + 2.614%) 7.939%, 4/30/25 (4)	984	983
Open Text Corp. Tranche B (1 month Term SOFR + 2.850%) 8.174%, 1/31/30 (4)	972	971
		5,299

Telecommunications—1.1%
Frontier Communications Corp. Tranche B (1 month Term SOFR + 3.864%) 9.189%, 10/8/27 (4)	977	940
Level 3 Financing, Inc. 2027, Tranche B (1 month Term SOFR + 1.864%) 7.189%, 3/1/27 (4)	1,000	932
		1,872

Total Leveraged Loans (Identified Cost $55,824)		54,792

Shares
Common Stocks—0.7%
Banks—0.7%
CCF Holdings LLC (5)(6)	1,369,231	904

See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
	Shares	Value
Banks—continued
CCF Holdings LLC Class M(5)(6)	293,320	$ 193
		1,097

Total Common Stocks (Identified Cost $2,614)		1,097

Warrant—0.1%
Banks—0.1%
CCF Holdings LLC, 4/1/24(5)(6)	485,227	189
Total Warrant (Identified Cost $—)		189

Total Long-Term Investments—136.9% (Identified Cost $232,367)		225,190

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.242%)(7)	1,241,507	1,242
Total Short-Term Investment (Identified Cost $1,242)		1,242

TOTAL INVESTMENTS—137.7% (Identified Cost $233,609)		$226,432
Other assets and liabilities, net—(37.7)%		(61,954)
NET ASSETS—100.0%		$164,478

Abbreviations:
EV	Enterprise Value
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for the Liquidity Facility. The value of securities segregated as collateral is $114,852.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities amounted to a value of $32,083 or 19.5% of net assets.
(4)	Variable rate security. Rate disclosed is as of October 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	80%
Cayman Islands	11
Bermuda	4
United Kingdom	3
Canada	1
Netherlands	1
Total	100%
† % of total investments as of October 31, 2023.

The following table summarizes the value of the Fund’s investments as of October 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Security	$2,735	$—	$2,735	$—
Convertible Bonds and Notes	91,142	—	91,142	—
Corporate Bonds and Notes	75,235	—	75,235	—
Leveraged Loans	54,792	—	54,792	—
Equity Securities:
Common Stocks	1,097	—	—	1,097
Warrant	189	—	—	189
Money Market Mutual Fund	1,242	1,242	—	—
Total Investments	$226,432	$1,242	$223,904	$1,286

There were no transfers into or out of Level 3 related to securities held at October 31, 2023.
See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023
($ reported in thousands)
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Warrant
Investments in Securities
Balance as of January 31, 2023:	$ 1,198	$ 1,014	$ 184
Net change in unrealized appreciation (depreciation)(a)	88	83	5
Balance as of October 31, 2023	$ 1,286	$ 1,097	$ 189
(a) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2023, was $88.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2023:
Investments in Securities – Assets	Ending Balance at October 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Common Stocks:
CCF Holdings LLC	$904	Market and Company Comparables	EV Multiples	1.17x (0.56x - 2.02x)
				5.47x (3.92x - 7.21x)
				0.52x (0.13x - 0.83x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$193	Market and Company Comparables	EV Multiples	1.17x (0.56x - 2.02x)
				5.47x (3.92x - 7.21x)
				0.52x (0.13x - 0.83x)
			Illiquidity Discount	20%

Warrant:
CCF Holdings LLC	$189	Market and Company Comparables	EV Multiples	1.17x (0.56x - 2.02x)
				5.47x (3.92x - 7.21x)
				0.52x (0.13x - 0.83x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	45.63%

See Notes to Schedule of Investments

VIRTUS Convertible & Income 2024 Target Term Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.